Accounts Receivable, Net (Details) - Schedule of Accounts Receivable - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 67,875	$ 99,040
Allowance for doubtful accounts	(716)	(1,006)
Accounts receivables, net	$ 67,159	$ 98,034